UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           April 24, 2009
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $379,730
                                       (thousands)


List of Other Included Managers:

No.               Form 13F          File Number

1                 28-12449          The Nomad Investment Partnership L.P.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6       COLUMN 7       COLUMN 8

                             TITLE                   VALUE      SHRS OR    SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION      MANAGERS  SOLE  SHARED     NONE
--------------               --------    -----       --------   -------    --- ----  ----------      --------  ----  ------     ----
AMAZON COM INC               COM         023135106   161,568    2,200,000  SH        SHARED-DEFINED  1         0     2,200,000  0
BERKSHIRE HATHAWAY INC DEL   CL A        084670108    47,685          550  SH        SHARED-DEFINED  1         0           550  0
BROOKFIELD HOMES CORP        COM         112723101     3,278      950,000  SH        SHARED-DEFINED  1         0       950,000  0
CB RICHARD ELLIS GROUP INC   CL A        12497T101     4,433    1,100,000  SH        SHARED-DEFINED  1         0     1,100,000  0
COSTCO WHSL CORP NEW         COM         22160K105    71,796    1,550,000  SH        SHARED-DEFINED  1         0     1,550,000  0
LIBERTY GLOBAL INC           COM SER A   530555101    23,296    1,600,000  SH        SHARED-DEFINED  1         0     1,600,000  0
LIBERTY GLOBAL INC           COM SER C   530555309     4,239      300,000  SH        SHARED-DEFINED  1         0       300,000  0
M D C HLDGS INC              COM         552676108    24,912      800,000  SH        SHARED-DEFINED  1         0       800,000  0
MOHAWK INDS INC              COM         608190104    18,221      610,000  SH        SHARED-DEFINED  1         0       610,000  0
SEARS HLDGS CORP             COM         812350106     1,838       40,200  SH        SHARED-DEFINED  1         0        40,200  0
U S G CORP                   COM NEW     903293405     4,566      600,000  SH        SHARED-DEFINED  1         0       600,000  0
UMPQUA HLDGS CORP            COM         904214103    13,898    1,534,000  SH        SHARED-DEFINED  1         0     1,534,000  0





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